Significant Accounting Policies (Policies)	3 Months Ended
Jun. 30, 2018
Discloure of Significant Accounting Policies
Description of accounting policy for recognition of revenue [text block]
Sales

Just Energy historically recognized revenue based on consumption of the commodity by the customer. Gas and electricity sales are billed based upon information received from distribution companies. Oftentimes, the billing cycles for customers do not
coincide with the accounting periods used for financial reporting purposes. Gas and electricity that have been consumed by a customer, but not
yet billed to that customer, are estimated on an accrual basis and included in revenue during the period in which they were consumed. These accrual amounts result in contract assets and are presented as unbilled revenues under IFRS
15.
Just Energy assesses the unbilled revenues for impairment in accordance with IFRS
9.

Upon the adoption of IFRS
15,
there is
no
change in the revenue recognition for gas and electricity sales. Just Energy has identified that the material performance obligation is the provision of gas and electricity to customers. Just Energy satisfies its performance obligation to the customer over time, which is to provide continuous gas and electricity service over the contract term. Just Energy utilizes the output method and recognizes revenue based on the units of gas and electricity delivered and billed to the customer each month. Just Energy has elected to adopt the practical expedient to recognize revenue in the amount to which the entity has a right to invoice, as the entity has a right to consideration from a customer in an amount that corresponds directly with the value to the customer of the entity’s performance to date.

Description of accounting policy for expenses [text block]
Expenses

Just Energy historically recognized North American residential sales commissions and incentives paid to brokers, employees or third
parties for acquiring new contracts with customers as selling expenses as they were incurred.

Upon the adoption of IFRS
15,
incremental costs to obtain a contract with a customer are capitalized if these costs are expected to be recovered. As such, Just Energy commenced capitalizing all upfront sales commissions, incentives and third
party verification costs paid based on customer acquisition that met the criteria for capitalization. Just Energy has elected under the practical expedient to recognize incremental costs of obtaining a contract as an expense when incurred if the contract length is one
year or less. These expenses are deferred and amortized over the average customer relationship period, which is estimated to be between two
and
five
years, based on historical blended attrition rates, including expected renewal periods by region.

Description of accounting policy for the impact on financial statements from IFRS 15 [text block]
Impact on financial statements

The cumulative effect of changes made to Just Energy’s
April 1, 2018
interim condensed consolidated statement of financial position for the adoption of IFRS
15
– Revenue from Contract with Customers was as follows, and had a deferred tax liability effect of
$7,493:

	Carrying amount
	Original IAS 18	New IFRS 15
Current Assets
Customer acquisition costs	$31,852	$43,152
Non-current financial assets
Customer acquisition costs	$7,367	$24,428

The following table shows the effect of the adoption of IFRS
15
on Just Energy’s interim condensed consolidated statements of financial position as at
June 30, 2018:

	As at June 30, 2018 (reported)	Balances without adoption of IFRS 15	Effect of change higher (lower)
Current Assets
Customer acquisition costs	$53,877	$36,693	$17,184
Non-current financial assets
Customer acquisition costs	$38,114	$17,284	$20,830

The following table shows the effect of the adoption of IFRS
15
on Just Energy’s interim condensed consolidated statements of comprehensive income (loss) for the three
months ended
June 30, 2018:

	For the three months ended June 30, 2018 (reported)	Balances without adoption of IFRS 15	Effect of change higher (lower)
Sales	$876,457	$876,457	$-
Cost of sales	722,925	722,925	-
Gross margin	153,532	153,532	-
Expenses			-
Administrative	55,682	55,682	-
Selling and marketing	50,543	59,806	(9,263)
Other operating expenses	27,818	27,818	-
	134,043	143,306	(9,263)
Operating profit before the following	19,489	10,226	9,263
Finance costs	(16,340)	(16,340)	-
Change in fair value of derivative instruments and other	(36,556)	(36,556)	-
Other income	(55)	(55)	-
Loss before income taxes	(33,462)	(42,725)	9,263
Provision for income taxes	7,961	7,961	-
Loss for the period	(41,423)	(50,686)	9,263
Attributable to:
Shareholders of Just Energy	(41,377)	(50,640)	9,263
Non-controlling interest	(46)	(46)	-
Loss for the period	(41,423)	(50,686)	9,263
Loss per share available to shareholders
Basic	(0.29)	(0.35)	0.06
Diluted	(0.29)	(0.35)	0.06

Just Energy’s revenue sources are mostly related to electricity and gas contracts. IFRS
15
did
not
have any impact on any of the revenue amounts related to historical or current revenue recognition. The key factors driving revenue segmentation are related to differentiation between the business divisions which is disclosed in the segment note.

For the majority of contracts with customers, Just Energy has met the
B16
expedient in IFRS
15
where Just Energy has the right to consideration from a customer in an amount that corresponds directly with the value to the customer of Just Energy’s performance completed to date. For contracts with customers that have an equal billing per month, while there is no
change in revenue recognition upon the adoption of IFRS
15,
Just Energy does
not
meet the practical
B16
expedient in IFRS
15
and therefore is required to disclose the following for flat bill contracts that have a duration of one
year or more:

The aggregate amount of transaction price allocated to performance obligations related to flat bill contracts that are unsatisfied as at
June 30, 2018
is
$84,470.

Just Energy expects to recognize revenue on these flat-bill contracts in the amounts of:

	July 1, 2018 to March 31, 2019	April 1, 2019 to March 31, 2020	April 1, 2020 to March 31, 2021	April 1, 2021 to March 31, 2022	Years thereafter	Total
Gas and electricity flat billed contracts	$24,750	$28,227	$17,674	$8,076	$5,743	$84,470

Description of accounting policy for change in accounting policies [text block]
Change in accounting policies

Just Energy has adopted IFRS
9,
“Financial Instruments” (“IFRS
9”
) as issued by the International Accounting Standards Board (IASB) in
July 2014,
effective
April 1, 2018.
The new accounting policies have been applied from
April 1, 2018
and, in accordance with the transitional provisions in IFRS
9,
comparative figures have
not
been restated. Just Energy has adopted IFRS
9
retrospectively, and accordingly, transition adjustments have been recognized through equity as at
April 1, 2018.

IFRS
9
replaces the provisions of IAS
39,
“Financial Instruments Recognition and Measurement” that relate to the recognition, classification and measurement of financial assets and financial liabilities; derecognition of financial instruments; impairment of financial assets and hedge accounting. IFRS
9
also significantly amends other standards dealing with financial instruments such as IFRS
7,
“Financial Instruments;- Disclosures”.

(a)	Accounting policy for financial instruments under IFRS 9

The following accounting policy is applicable to the accounting for financial instruments in the quarter ended
April 1, 2018
and onwards. Please refer to the accounting policies Just Energy outlined in its
March 31, 2018
annual audited consolidated financial statements for details on the financial instruments accounting policies applicable to comparative amounts.

Financial assets

(i)	Recognition and derecognition

Regular purchases and sales of financial assets are recognized on the trade-date, being the date on which Just Energy commits to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flows from the financial assets have expired or have been transferred and Just Energy has transferred substantially all the risks and rewards of ownership.

(ii)	Classification

From
April 1, 2018,
Just Energy classified its financial assets in the following measurement categories:
•	Those to be measured subsequently at fair value (either through other comprehensive income or through profit or loss); and
•	Those to be measured at amortized cost.

The measurement category classification of financial assets depends on Just Energy’s business objectives for managing the financial assets and whether contractual terms of the cash flow are considered solely payments of principal and interest. For assets measured at fair value, gains and losses will either be recorded in profit or loss or other comprehensive income depending upon the business objective.

Just Energy reclassifies debt instruments when and only when its business objective for managing those assets changes.

(iii)	Measurement

At initial recognition, Just Energy measures a financial asset at its fair value. In the case of a financial asset not
categorized as FVTPL, transaction costs that are directly attributable to the acquisition of the financial asset are included in measurement at initial recognition. Transaction costs of financial assets carried at FVTPL are expensed in profit or loss.

Subsequent measurement of debt instruments depends on Just Energy’s business objective for managing the asset and the cash flow characteristics of the asset. There are three
measurement categories into which Just Energy classifies its debt instruments:

Amortized cost: Assets held for collection of contractual cash flows that represent solely payments of principal and interest are measured at amortized cost. A gain or loss on a debt instrument is recognized in profit or loss when the asset is derecognized or impaired. Interest income from these financial assets is included in “finance income” using the effective interest rate method. Cash and cash equivalents, restricted cash, trade and other receivables are included in this category.

Fair value through other comprehensive income (“FVOCI”): Assets held to achieve a particular business objective, by collecting contractual cash flows and selling financial assets, where the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal outstanding are measured at FVOCI. Movements in the carrying amount are taken through other comprehensive income (OCI), except for the recognition of impairment gains or losses, interest revenue and foreign exchange gains and losses, which are recognized in profit and loss. When the financial asset is derecognized, the cumulative gain or loss previously recognized in OCI is reclassified from equity to profit or loss. Interest income from these financial assets is included in “finance income” using the effective interest rate method. Just Energy has not
classified any investments in this category.

Fair value through profit or loss (“FVTPL”): Assets that do
not
meet the criteria for amortized cost or FVOCI are measured at FVTPL. A gain or loss on a debt investment that is subsequently measured at FVTPL and is not
part of a hedging relationship is recognized in profit or loss. Just Energy classifies its derivatives and its investments in equity securities at FVTPL due to the fact that they do not
meet the criteria for classification at amortized cost as the contractual cash flows are not
solely payments of principal and interest.

Just Energy’s equity instruments are carried at FVTPL and gains and losses are recorded in net income.

(iv)	Impairment

Just Energy assesses on a forward looking basis the expected credit losses (“ECL”) associated with its assets carried at amortized cost, including other receivables. For trade and other receivables only, Just Energy applies the simplified approach permitted by IFRS
9,
which requires expected lifetime losses to be recognized from initial recognition of the receivables.

Trade receivables are reviewed qualitatively on a case-by-case basis to determine if they need to be written off.

ECL are measured as the difference in the present value of the contractual cash flows that are due to Just Energy under the contract, and the cash flows that Just Energy expects to receive. Just Energy assesses all information available, including past due status, credit ratings, the existence of third
-party insurance and forward looking macroeconomic factors in the measurement of the ECL associated with its assets carried at amortized cost. Just Energy measures ECL by considering the risk of default over the contract period and incorporates forward-looking information into its measurement.

Impairment of cash and cash equivalents and restricted cash are evaluated by reference to the credit quality of the underlying financial institution or investee, but the provision is not
material in the current reporting period.

(b)	New classification categories of financial instruments on adoption of IFRS 9

As at
April 1, 2018,
the date of initial application, Just Energy’s financial instruments and new classification categories under IFRS
9
were as follows:

Classification category
	Original IAS 39	New IFRS 9
Current financial asset
Cash and cash equivalents	Loans and receivables	Amortized cost
Restricted cash	Loans and receivables	Amortized cost
Trade receivables	Loans and receivables	Amortized cost
Derivative asset	FVTPL	FVTPL
Non-current financial assets
Investments	FVOCI and FVTPL	FVTPL
Derivative asset	FVTPL	FVTPL
Current financial liabilities
Trade and other payables	Other financial liabilities	Amortized cost
Derivative liability	FVTPL	FVTPL
Current portion of long-term debt	Other financial liabilities	Amortized cost
Non-current financial liabilities
Long-term debt	Other financial liabilities	Amortized cost
Derivative liability	FVTPL	FVTPL

Upon adoption of IFRS
9,
the investment in ecobee is classified as FVTPL instead of available-for-sale, resulting in a movement of
$17,863
relating to the unrealized gain on revaluation of investments, net of tax from other comprehensive income to accumulated earnings on
April 1, 2018.

(c)	Reconciliation of lifetime expected credit loss balance from IAS 39 to IFRS 9

The following table reconciles the closing lifetime expected credit loss for financial assets and contract assets in accordance with IAS
39
as at
March 31, 2018
to the opening allowance for credit losses as at
April 1, 2018.

	Impairment allowance under IAS 39 as at March 31, 2018	Re-measurement	Lifetime expected credit loss under IFRS 9 as at April 1, 2018
Trade and other receivables	$60,121	$11,237	$71,358
Unbilled revenues	$ -	$12,399	$12,399

(d)	Impairment of financial assets

Just Energy has
two
types of financial asset subject to IFRS
9’s
new ECL model: (i) trade and other receivables and (ii) unbilled revenues. Just Energy was required to revise its impairment methodology under IFRS
9
for each of these classes of assets. For trade and other receivables, Just Energy applies the simplified approach to providing for ECL prescribed by IFRS
9,
which requires the use of the lifetime expected loss provision for all trade receivables and unbilled revenues. Measurement of ECL resulted in an increase to the provision for trade receivables and unbilled revenues of
$23,636,
which was recorded as at
April 1, 2018.
This was before the tax impact of
$5,616,
which reduced the deferred tax liability, as at
April 1, 2018.

(e)	Derivatives and hedging activities

Just Energy did
not
apply hedge accounting under IAS
39,
nor under IFRS
9.